Note 1 - Business Description (Details Textual)			12 Months Ended
	Nov. 23, 2022	Jul. 05, 2022 shares	Dec. 31, 2022 shares	Sep. 30, 2024 shares	Dec. 31, 2023 shares	Nov. 16, 2023	Jan. 27, 2022 shares
Common Stock, Shares, Outstanding (in shares)				8,476,202	3,678,550		1,085,605
Preferred Stock, Shares Outstanding (in shares)				0	1,676,165
Common Stock Dividends, Shares (in shares)		3,715
Former Firefly 2023 Stockholders [Member]
Subsidiary, Ownership Percentage, Parent						92.00%
Former Firefly Stockholders [Member]
Subsidiary, Ownership Percentage, Parent						8.00%
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	750
Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)		1,085,605	51,282
Series A Preferred Stock [Member]
Preferred Stock, Shares Outstanding (in shares)							3,198,421
Stock Issued During Period, Shares, New Issues (in shares)		3,198,421
Series A Preferred Stock [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)			0